Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2018
Significant Accounting Policies
Schedule of assets, liabilities, results of operations and changes in cash, cash equivalents and restricted cash of the VIEs and their subsidiaries included in the Company's consolidated balance sheets and statements of comprehensive income (loss) with intercompany transactions eliminated

	As of December 31,
	2017	2018
	(In thousands)
Total assets	$1,007,355	$1,142,515
Total liabilities	$689,459	$748,354

	Year Ended December 31,
	2016	2017	2018
	(In thousands)
Net revenues	$893,010	$1,372,419	$1,842,602
Net income (loss)	$(26,627)	$35,649	$67,063

	Year Ended December 31,
	2016	2017	2018
	(In thousands)
Net cash provided by (used in) operating activities	$139,225	$(78,813)	$(84,961)
Net cash used in investing activities	(152,719)	(70,971)	(443,588)
Net cash provided by financing activities	37,021	128,730	399,182
Net increase (decrease) in cash, cash equivalents and restricted cash	$23,527	$(21,054)	$(129,367)

Schedule of estimated useful lives for property and equipment

Office building	-	45 years
Office building related facilities	-	20 years
Furniture and fixtures	-	5 years
Computers and equipment	-	3 to 4 years
Leasehold improvements	-	over the shorter of the estimated useful lives of the assets or the remaining lease term

Schedule of adoption of the standards related to revenue recognition

	Year Ended December 31, 2018
		Adjustments	Barter
	ASC 605	VAT	Transaction	ASC 606
	(In thousands, except for percentage)
Net revenues	$2,113,954	$(118,006)	$112,379	$2,108,327
- Advertising	1,776,944	(100,038)	112,379	1,789,285
- Non-advertising	337,010	(17,968)	—	319,042
Cost of revenues	570,046	(118,006)	—	452,040
Operating expenses	1,076,520	—	112,813	1,189,333
- Sales and marketing	587,149	—	112,813	699,962
Income from operations	$467,388	$—	$(434)	$466,954
Gross margin	73.0%			78.6%
Operating margin	22.1%			22.1%

Schedule of revenues disaggregated by revenue source

	Year Ended December 31,
	2016	2017	2018
	(In thousands)
Portal advertising	$304,090	$320,473	$290,215
Weibo advertising	570,982	996,745	1,499,180
Elimination	(3,885)	(5,352)	(110)
Advertising revenues	871,187	1,311,866	1,789,285

Portal non-advertising	74,931	122,535	111,412
Weibo value added services (“VAS”)	84,818	153,309	219,338
Elimination	—	(3,826)	(11,708)
Non-advertising revenues	159,749	272,018	319,042
Net revenue	$1,030,936	$1,583,884	$2,108,327